Income Taxes - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 23, 2020 shares	Dec. 31, 2021 USD ($) jurisdiction	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Tax
Number of non-U.S. tax jurisdictions in which the entity is operating | jurisdiction		20
Non-U.K. tax benefit rate differentials		$ 10	$ 9	$ 4
Gross operating loss carryforwards		3,001
Operating loss carryforwards, valuation allowance			237
Net deferred tax assets before valuation allowance		741	741
Net operating loss carryforwards		621	615
Valuation allowance on net deferred tax assets		664	708
Deferred income taxes		77	33
Income tax benefit		31	(12)	(150)
Net deferred tax assets		77	33
Unrecognized tax benefits which, if recognized, would affect the effective tax rate		$ 3	1	1
Number of months from the reporting date during which unrecognized tax benefit would result in change in income tax		12 years
Foreign earnings repatriated		$ 62
Domestic Tax Authority
Income Tax
Net deferred tax assets		14	18
SK Capital | Huntsman
Income Tax
Number of shares sold (shares) | shares	42,500,000
Luxembourg
Income Tax
Gross operating loss carryforwards		1,041
Spain
Income Tax
Income tax benefit		47
Germany
Income Tax
Valuation allowance on net deferred tax assets				162
United States
Income Tax
Aggregate income tax provision				$ 30
Accounts payable related parties		21	$ 20
Expiration in 2028
Income Tax
Gross operating loss carryforwards		$ 1,346